Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Non-accrual Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans	$ 2,189	$ 1,201
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	120	541
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		660
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	2,069
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans
Commercial Portfolio Segment [Member]
Loans
Consumer Portfolio Segment [Member]
Loans